Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	September 30, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$113,794	$—	$—	$113,794

Totals	$113,794	$—	$—	$113,794

Short-term investments:
U.S. government treasury securities	$4,995	$—	$—	$4,995

Totals	$4,995	$—	$—	$4,995

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$23,854	$—	$—	$23,854

Totals	$23,854	$—	$—	$23,854

Short-term investments:
U.S. government treasury securities	93,822	—	—	$93,822

Totals	$93,822	$—	$—	$93,822

During the nine months ended September 30, 2024 and the year ended December 31, 2023, there were no transfers between levels. The Company classifies its money market fund and U.S. government treasury securities as Level 1 assets under the fair value hierarchy, as these assets have been valued using quoted market prices in active markets without any valuation adjustment.
The carrying amounts of prepaid expenses and other current assets, prepaid expenses to related party, accounts payable, amount due to related party and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

4. Fair Value Measurements
The following tables present information about the Company’s financial assets measured at fair value on a recurring basis:

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$23,854	$—	$—	$23,854

Totals	$23,854	$—	$—	$23,854

Short-term investments:
U.S. government treasury securities	$93,822	$—	$—	$93,822

Totals	$93,822	$—	$—	$93,822

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total

Cash equivalents:
Money market fund	$32,641	$—	$—	$32,641

Totals	$32,641	$—	$—	$32,641

Short-term investments:
U.S. government treasury securities	$99,036	$—	$—	$99,036
Marketable securities:
Corporate and agency bonds	—	28,667	—	28,667

Totals	$99,036	$28,667	$—	$127,703

During the years ended December 31, 2023 and 2022, there were no transfers between levels. The Company classifies its money market fund and U.S. government treasury securities as Level 1 assets under the fair value hierarchy, as these assets have been valued using quoted market prices in active markets without any valuation adjustment. The Company classifies its marketable securities as Level 2 assets under the fair value hierarchy, as these assets have pricing inputs that are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies.
The carrying amounts of prepaid expenses and other current assets, prepaid expenses to related party, accounts payable, amount due to related party and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.